Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Operating Activities
Net income	$ 901	$ 928	$ 907	$ 845	$ 866	$ 859	$ 805	$ 694	$ 3,580	$ 3,224
Items not requiring (providing) cash
Depreciation and amortization									819	934
Amortization of ESOP and share-based compensation plans									147	164
Gain on Corporate owned life insurance									313	763
Investing Activities
Net cash provided by financing activities									(35,004)	(29,843)
Financing Activities
Dividends paid to stockholders									(2,540)	(2,259)
Treasury stock -net									0	19
Net Change in Cash and Cash Equivalents									(1,160)	(26,463)
Cash and Cash Equivalents, Beginning of Year				12,701				39,164	12,701	39,164
Cash and Cash Equivalents, End of Year	11,541				12,701				11,541	12,701
Parent Company
Operating Activities
Net income									3,580	3,224
Items not requiring (providing) cash
Depreciation and amortization									0	13
Equity in undistributed income of subsidiary									(1,190)	(817)
Amortization of ESOP and share-based compensation plans									378	360
Gain on Corporate owned life insurance									0	(29)
Net change in other assets and other liabilities									(190)	(11)
Net cash provided by operating activities									3,729	2,740
Investing Activities
Redemption of Corporate owned life insurance									0	347
Net cash provided by financing activities									0	347
Financing Activities
Dividends paid to stockholders									(2,540)	(2,259)
Treasury stock -net									0	19
Net cash used in financing activities									(2,540)	(2,240)
Net Change in Cash and Cash Equivalents									1,189	847
Cash and Cash Equivalents, Beginning of Year				$ 3,455				$ 2,608	3,455	2,608
Cash and Cash Equivalents, End of Year	$ 4,644				$ 3,455				$ 4,644	$ 3,455